Provisions - Schedule of provision for tax, civil and labor risks (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Probable loss	R$ 143,790	R$ 389,426
Payroll tax relief	255,042
Amounts reversed by legal payments	63,634
Social security contributions	69,768
Tax, civil, labor and other risks
Disclosure of other provisions [line items]
Probable loss	557,773	560,727
Possible loss	550,828	477,804
Tax
Disclosure of other provisions [line items]
Probable loss	284,638	263,495
Possible loss	R$ 432,109	376,510
Tax | Tax claims
Disclosure of other provisions [line items]
Additional charges rate in tax claims	1.00%
Possible loss	R$ 219,695	209,496
Civil
Disclosure of other provisions [line items]
Probable loss	131,464	107,980
Possible loss	49,930	57,871
Labor
Disclosure of other provisions [line items]
Probable loss	141,671	121,842
Possible loss	68,789	43,423
Other
Disclosure of other provisions [line items]
Probable loss	0	67,410
Possible loss	0	R$ 0
Other | Tax claims
Disclosure of other provisions [line items]
Possible loss	R$ 3,776